Corporate information and going concern (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2023	Aug. 31, 2022
Corporate Information And Going Concern
Cumulative deficit	$ 140,016,614	$ 140,016,614	$ 127,293,571
Working capital surplus (deficiency)	$ 12,328,068	$ 12,328,068	$ 233,920
Public offering shares	7,673,000	7,673,000
Issue price	$ 1.25	$ 1.25
Public offering amount gross proceeds	$ 9,590,000	$ 9,590,000